Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Revenue per category
	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2020	Logistics Business for the Three Month Period Ended June 30, 2020	Total for the Three Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$14,496	$17,289
Time chartering revenue	$35,680	$16,286	$51,966
Port terminal revenue	$—	$21,636	$21,636
Storage fees (dry port) revenue	$—	$19	$19
Dockage revenue	$—	$1,476	$1,476
Sale of products revenue	$—	$3,409	$3,409
Liquid port terminal revenue	$—	$1,271	$1,271
Other	$(171)	$232	$61
Total	$38,302	$58,825	$97,127

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2019	Logistics Business for the Three Month Period Ended June 30, 2019	Total for the Three Month Period Ended June 30, 2019
COA/Voyage revenue	$—	$15,364	$15,364
Time chartering revenue	$52,856	$20,661	$73,517
Port terminal revenue	$—	$19,683	$19,683
Storage fees (dry port) revenue	$—	$437	$437
Dockage revenue	$—	$1,083	$1,083
Sale of products revenue	$—	$2,097	$2,097
Liquid port terminal revenue	$—	$932	$932
Other	$44	$354	$398
Total	$52,900	$60,611	$113,511

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2020	Logistics Business for the Six Month Period Ended June 30, 2020	Total for the Six Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$25,946	$28,739
Time chartering revenue	$69,705	$35,312	$105,017
Port terminal revenue	$—	$35,828	$35,828
Storage fees (dry port) revenue	$—	$2,842	$2,842
Dockage revenue	$—	$1,909	$1,909
Sale of products revenue	$—	$11,257	$11,257
Liquid port terminal revenue	$—	$2,267	$2,267
Other	$64	$287	$351
Total	$72,562	$115,648	$188,210

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2019	Logistics Business for the Six Month Period Ended June 30, 2019	Total for the Six Month Period Ended June 30, 2019
COA/Voyage revenue	$—	$27,793	$27,793
Time chartering revenue	$105,521	$38,615	$144,136
Port terminal revenue	$—	$36,657	$36,657
Storage fees (dry port) revenue	$—	$896	$896
Dockage revenue	$—	$1,603	$1,603
Sale of products revenue	$—	$8,156	$8,156
Liquid port terminal revenue	$—	$2,159	$2,159
Other	$61	$498	$559
Total	$105,582	$116,377	$221,959